Administrative expenses	12 Months Ended
Dec. 31, 2023
Administrative expenses.
Administrative expenses

8.Administrative expenses

	2023	2022	2021
	$’000	$'000	$'000

Staff costs (note 8.3)	156,602	132,399	101,567
Professional fees	61,094	38,964	49,685
Impairment of withholding tax receivables*	47,992	52,334	61,810
Facilities, short-term rental and upkeep	43,616	34,203	23,210
Key management compensation (note 30.2)	18,508	21,703	25,642
Travel costs	14,124	15,535	8,654
Share-based payment expense (note 28)	13,370	13,265	11,780
Depreciation (note 14)	11,314	9,995	13,917
Amortization (note 15)	5,765	5,280	4,115
Business combination transaction costs	2,432	20,851	15,779
Impairment of goodwill	—	121,596	—
Operating taxes	(1,005)	963	1,561
Net (gain)/loss on disposal of property, plant and equipment	(3,806)	3,382	(2,499)
Other	34,777	30,705	21,290
	404,783	501,175	336,511

*Withholding tax receivables were impaired following the Group’s assessment of the recoverability of withholding tax assets based on a five year cash flow projection and an analysis of the utilization of withholding tax balances against future income tax liabilities.

Foreign exchange gains and losses on administrative expenses are included in Other.

8.1(Loss allowance)/reversal of loss allowance on trade receivables

The loss allowance for the year is $7.2 million (2022: reversal of loss allowance of $4.4 million, 2021: reversal of loss allowance of $34.0 million). This represents the net impact of new or increased provisions for balances now assessed as doubtful partially offset by the reversal of allowances made in previous periods in respect of balances recovered in the period or no longer considered doubtful.

8.2Staff costs are analyzed as follows:

	2023	2022	2021
	$’000	$'000	$'000

Salaries and wages	157,807	137,450	106,754
Other benefits	19,877	18,768	16,282
Share-based payment expense (note 28)	13,370	13,265	11,780
Pension contribution – employer	12,067	9,410	4,854
	203,121	178,893	139,670

Other benefits are comprised of employee related insurances, employee training costs, staff entertainment and internal reorganization costs.

8.3Staff costs were classified as:

	2023	2022	2021
	$’000	$'000	$'000

Administrative expenses	169,972	145,664	113,347
Cost of sales	33,149	33,229	26,323
	203,121	178,893	139,670